Note Receivables	12 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Note Receivables

6. Note Receivables

On August 2, 2023, the Company has entered into a loan agreement with an independent third party (“Borrower”), in which, the Company has lent $2,500,000 to the Borrower, with a loan period of 36 months, and at an annualized interest of 6.8%, with the first eight months being interest-free. The Company has the option to convert this loan into equity of the Borrower. As of June 30, 2024, the total balance outstanding was $2,500,000.